Operating Lease Obligations	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Operating Lease Obligations

Note 8 – Operating Lease Obligations

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company leases its corporate office space under an operating lease that expires in 2013. The Company accounts for this lease under the provision of ASC 842 Leases.

The table below presents the lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of March 31, 2021:

		March 31,
	Classification on Balance Sheet	2021
Assets
Operating lease assets	Operating lease right of use assets	$239,513
Total lease assets		$239,513

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$128,673
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	122,894
Total lease liability		$251,567

Lease obligations at March 31, 2021 consisted of the following:

Twelve Months Ending March 31,
2022	$157,800
2023	131,500
Total payments	289,300
Less: imputed interest	(37,733)
Total obligation	251,567
Less: current portion	(128,673)
Non-current capital leases obligations	$122,894

The lease expense for the three months ended March 31, 2021 was $25,204. The cash paid under operating leases for the three months ended March 31, 2021 was $13,150. At March 31, 2021, the weighted average remaining lease terms were 1.76 years and the weighted average discount rate was 15%.